Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Non-interest revenue		¥ 1,013,780	¥ 909,936
Net interest revenue		23,367	29,826
Net revenue		1,037,147	939,762
Non-interest expenses	[1]	741,850	701,828
Income before income taxes		295,297	237,934
Wealth Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		215,552	216,885
Net interest revenue		6,719	5,132
Net revenue		222,271	222,017
Non-interest expenses	[1]	137,993	136,578
Income before income taxes		84,278	85,439
Investment Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		114,308	105,150
Net interest revenue		(2,909)	(1,393)
Net revenue		111,399	103,757
Non-interest expenses	[1]	59,161	48,643
Income before income taxes		52,238	55,114
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		530,373	493,208
Net interest revenue		9,882	15,019
Net revenue		540,255	508,227
Non-interest expenses	[1]	445,207	441,812
Income before income taxes		95,048	66,415
Banking [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		20,461	18,043
Net interest revenue		5,235	5,434
Net revenue		25,696	23,477
Non-interest expenses	[1]	18,902	14,832
Income before income taxes		6,794	8,645
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue		133,086	76,650
Net interest revenue		4,440	5,634
Net revenue		137,526	82,284
Non-interest expenses	[1]	80,587	59,963
Income before income taxes		¥ 56,939	¥ 22,321

[1]	Includes primarily personnel expenses, occupancy, technology, and professional fees.